Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (1,125,915)	$ (1,463,048)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	218,547	230,934
Gain on disposal of property and equipment	(17,245)	(14,785)
Provision for expected credit losses	135,456	342,542
Deferred tax expense	(46,935)	18,892
Changes in operating assets and liabilities:
Accounts receivable	713,032	287,094
Notes receivable	149,390	(673,822)
Advances to suppliers	(39,082)	(624,146)
Inventories	6,779	(419,768)
Prepaid expenses and other current assets	(45,089)	237,785
Accounts payable	42,896	746,266
Advances from customers	156,632	763,878
Taxes payable	(219,118)	(90,259)
Due to related parties	(522)	(14,032)
Other payables and other current liabilities	329,605	500,640
Net cash provided by (used in) operating activities	258,431	(171,829)
Cash flows from investing activities:
Loans to third parties	(4,515,050)
Purchases of property and equipment	(42,177)	(104,142)
Proceeds from disposal of property and equipment	24,236	17,271
Net cash used in investing activities	(4,532,991)	(86,871)
Cash flows from financing activities:
Proceeds from loans	56,044	783,945
Repayments of loans	(47,370)	(691,466)
Payment of offering costs		(74,566)
Net proceeds from initial public offering	5,227,732
Net cash provided by financing activities	5,236,406	17,913
Effect of foreign exchange rate on cash	(2,449)	8,352
Net increase (decrease) in cash and restricted cash	959,397	(232,435)
Cash and restricted cash at the beginning of the period	230,997	541,127
Cash and restricted cash at the end of the period	1,190,394	308,692
Reconciliation of cash and restricted cash
Cash	1,094,269	169,996
Restricted cash	96,125	138,696
Total cash and restricted cash per the statements of cash flows	1,190,394	308,692
Supplemental disclosures of cash flow information:
Interest paid	202,787	217,565
Income taxes paid	124
Non-cash transactions:
Reclassification of deferred offering cost	$ 630,322